CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 3) - RSUs	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of RSUs
Opening balance | shares	6,559,826
Granted | shares	4,814,253
Forfeited | shares	(2,021,312)
Released | shares	(2,510,169)
Closing balance | shares	6,842,598
Weighted-Average Grant Date Fair Value Per Share
Opening balance | $ / shares	$ 16.23
Granted | $ / shares	9.44
Forfeited | $ / shares	15.91
Released | $ / shares	15.22
Closing balance | $ / shares	$ 11.89